RISK MANAGEMENT (Details 9) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 160,468,094	$ 151,747,486
Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	140,558,163	136,471,216
Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	9,189,969	7,319,360
Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,844,704	3,582,671
Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,456,958	2,499,271
Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,418,300	1,874,968
Financial assets neither past due nor impaired [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	145,540,243	139,498,503
Financial assets neither past due nor impaired [member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	139,543,463	134,686,374
Financial assets neither past due nor impaired [member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,986,958	4,810,882
Financial assets neither past due nor impaired [member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	9,770	0
Financial assets neither past due nor impaired [member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0	1,247
Financial assets neither past due nor impaired [member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	52	0
Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,490,761	1,044,579
Financial assets past due but not impaired [member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	224,259	183,232
Financial assets past due but not impaired [member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,265,787	861,347
Financial assets past due but not impaired [member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	715	0
Financial assets past due but not impaired [member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0	0
Financial assets past due but not impaired [member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0	0
Financial assets impaired [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,297,653	6,998,097
Financial assets impaired [member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	783,333	1,590,500
Financial assets impaired [member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,848,716	1,574,761
Financial assets impaired [member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,932,948	2,603,480
Financial assets impaired [member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,167,928	696,641
Financial assets impaired [member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	564,728	532,715
Financial Assets Past Due And Impaired [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,139,437	4,206,307
Financial Assets Past Due And Impaired [Member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,108	11,110
Financial Assets Past Due And Impaired [Member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	88,508	72,370
Financial Assets Past Due And Impaired [Member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	901,271	979,191
Financial Assets Past Due And Impaired [Member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,289,030	1,801,383
Financial Assets Past Due And Impaired [Member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 1,853,520	$ 1,342,253